POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

Supplement Dated January 14, 2009 to the Prospectus Dated April 1, 2008 of:

PowerShares Active AlphaQ Fund
PowerShares Active Alpha Multi-Cap Fund
PowerShares Active Mega Cap Fund
PowerShares Active Low Duration Fund

Effective immediately, Brendan D. Gau and Scot Johnson are no longer responsible for the day-to-day management of the PowerShares Active Low Duration Fund (the “Fund”).  Therefore, all references relating to Brendan D. Gau and Scot Johnson are hereby removed.

The ninth paragraph of the section titled “Management of the Funds—Portfolio Managers” is hereby removed and replaced with the following:

Brian M. Schneider is a Senior Portfolio Manager at Invesco Institutional.  He has been responsible for the management of the Fund since January 2009 and has been associated with Invesco Institutional and/or its affiliates since 1987.

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The tenth paragraph of the section titled “Management of the Funds—Portfolio Managers” is hereby removed and replaced with the following:

D. Scott Case, Portfolio Manager, has been responsible for the management of the Fund since January 2009 and has been associated with Invesco Institutional and/or its affiliates since 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.